PRINCIPAL ACCOUNTING POLICIES - Share-Based Compensation(Details)	12 Months Ended
	Dec. 31, 2016 $ / shares	Dec. 31, 2016 ¥ / shares	Dec. 31, 2015 $ / shares	Dec. 31, 2015 ¥ / shares	Dec. 31, 2014 $ / shares	Dec. 31, 2014 ¥ / shares
Share based compensation
Weighted average fair value per stock option on grant date (in dollars or CNY per share) | (per share)	$ 9.63	¥ 66.87		¥ 68.90		¥ 71.93
Risk-free interest rate, minimum (as a percent)	1.00%	1.00%	1.14%	1.14%	1.15%	1.15%
Risk-free interest rate, maximum (as a percent)	1.70%	1.70%	1.49%	1.49%	1.28%	1.28%
Expected life (years)	4 years	4 years	4 years	4 years	4 years	4 years
Expected dividend yield (as a percent)	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Volatility (as a percent)					47.00%	47.00%
Weighted average fair value of the common share on date of option grant	$ 34.27		$ 31.40		$ 30.80
Minimum
Share based compensation
Volatility (as a percent)	33.00%	33.00%	38.00%	38.00%
Maximum
Share based compensation
Volatility (as a percent)	34.00%	34.00%	42.00%	42.00%